Supplement to the
Environment and Alternative Energy Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Environment & Alternative Energy Portfolio has been removed.

ENV-SUM-17-01 1.9886548.100	November 17, 2017